Cash Flow Information - Additional Information (Detail) R$ in Thousands	9 Months Ended
Sep. 30, 2020 BRL (R$)
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Non cash business acquisitions through accounts payables and contingent consideration	R$ 28,183
Non cash acquisition of investment through accounts payables and contingent consideration	R$ 492,800